LOSS PER SHARE	12 Months Ended
Jun. 30, 2018
Basic and diluted earnings per share [abstract]
LOSS PER SHARE
17.	LOSS PER SHARE

	Years Ended June 30,
	2018	2017	2016

Basic and diluted loss per share (cents per share)	(1.55)	(1.41)	(1.45)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	533,891,470	533,891,470	533,891,470

The options and warrants in place do not have the effect of diluting the loss per share.